FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended 03/31/07
Institutional Investment Manager Filing this Report:
"Hays Advisory, LLC"
"301 Seven Springs Way, Suite 150"
"Brentwood, TN  37027"
Form 13F File Number: 28-10649
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the "report is authorized to submit it, that all information contained herein" "is true, correct and complete, and that it is understood that all" "required items, statements, schedules, lists, and tables, are considered" integral parts of this form.
Person signing this report on behalf of Reporting Manager:
Name:  Wendy Vasquez
Title:  Chief Compliance Officer
Phone:  615-467-6070
"Signature, Place, and Date of Signing:"
"Wendy L. Vasquez, Brentwood, TN  10/02/2007"
Report Type:  13F Holdings Report

ITEM 1	ITEM 2	ITEM 3	ITEM 4	ITEM 5	ITEM 6			ITEM 7	ITEM 8
					INVESTMENT DISCRETION				VOTING AUTHORITY (SHARES)
ISSUER	CLASS	CUSIP	FAIR MKT VAL	SHARES	(A)	 (B)	( C)	MGR	(A)	(B)	( C)
ADOBE SYS INC COM	COMMON	00724F101	" 76,244 "	"1,746,310"	X			"1,746,310"
AGILENT TECHNOLOGIES	COMMON	00846U101	" 55,407 "	"1,502,352"				"1,456,606"
ALCON INC COM	COMMON	H01301102	" 57,184 "	"397,328"	X				"397,328"
BUCYRUS INTL INC NEW	COMMON	118759109	" 53,679 "	"736,029"
CAMERON INTERNATIONAL	COMMON	13342B105	" 51,705 "	"560,247"
CB RICHARD ELLIS GROUP	COMMON	12497T101	"28,422"	"1,020,915"	X			"1,020,915"
CERNER CORP COM	COMMON	156782104	"73,397"	"1,227,177"	X				"1,227,177"
CISCO SYS INC COM	COMMON	17275R102	"66,472"	"2,006,412"	X			"2,006,412"
COCA COLA CO	COMMON	191216100	" 60,168 "	"1,046,946"	X				"1,046,946"
COMCAST CORP NEW CL A	COMMON	20030N200	"47,613"	"1,987,209"	X			"1,987,209"
COMMSCOPE INC. COM	COMMON	203372107	"43,286"	"861,594"	X			"861,594"
CVS CORP COM	COMMON	126650100	245	"6,177"	X				"6,177"
DANAHER CORP SHS BEN	COMMON	235851102	"65,863"	"796,313"	X			"796,313"
DOLLAR TREE STORES INC	COMMON	256747106	"58,895"	"1,452,774"	X			"1,452,774"
GARMIN LTD ORD	COMMON	G37260109	"86,677"	"725,935"	X				"725,935"
GENERAL DYNAMICS CORP	COMMON	369550108	"66,203"	"783,742"	X			"783,742"
GOLDMAN SACHS GROUP INC.	COMMON	38141G104	"70,001"	"322,970"	X		"322,970"
HARRIS CORP DEL COM	COMMON	413875105	"60,198"	"1,041,674"	X			"1,041,674"
ITT INDUSTRIES INC IND	COMMON	450911102	"68,011"	"1,001,193"	X		"1,001,193"
JANUS CAP GROUP INC C	COMMON	47102X105	"56,431"	"1,995,430"	X			"1,995,430"
LAM RESH CORP COM	COMMON	512807108	"54,658"	"1,026,242"	X			"1,026,242"
MANPOWER INC WIS COM	COMMON	56418H100	"47,891"	"744,226"	X			"744,226"
MARATHON OIL CORP COM	COMMON	565849106	"58,045"	"1,017,976"	X			"1,017,976"
MATTEL INC COM	COMMON	577081102	"47,875"	"1,893,032"	X				"1,893,032"
MCGRAW-HILL COMPANIES	COMMON	580645109	261	"5,129"	X				"5,129"
MONSANTO CO NEW COM	COMMON	61166W101	"98,454"	"1,148,283"	X			"1,148,283"
NOKIA CORP ADR SPONSO	COMMON	654902204	"58,746"	"1,548,790"	X			"1,548,790"
ORACLE SYS CORP	COMMON	68389X105	"58,099"	"2,683,550"	X				"2,683,550"
POLYCOM INC COM	COMMON	73172K104	"49,091"	"1,827,650"	X				"1,827,650"
POWERSHARES ETF TRUST	MUTUAL	73935X682	368	"20,031"					"20,031"
POWERSHARES QQQ TRUST	MUTUAL	73935A104	514	"10,000"					"10,000"
PRINCIPAL FINL GROUP	COMMON	74251V102	310	"4,912"	X				"4,912"
SCHERING PLOUGH CORP	COMMON	806605101	"59,700"	"1,887,453"				"1,887,453"
SCHWAB CHARLES CORP	COMMON	808513105	"59,255"	"2,743,301"	X			"2,743,301"
SONIC CORP COM	COMMON	835451105	205	"8,751"	X				"8,751"
SOUTHERN COPPER CORP	COMMON	84265V105	"50,877"	"410,859"	X			"410,859"
SPDR TR UNIT SER 1	COMMON	78462F103	844	"5,533"	X				"5,533"
STRYKER CORP COM	COMMON	863667101	"56,404"	"820,298"	X			"820,298"
TEREX CORP	COMMON	880779103	"56,479"	"634,458"					"634,458"
VARIAN INC COM	COMMON	922206107	"38,715"	"608,628"	X				"608,628"
WATERS CORP COM	COMMON	941848103	"62,001"	"926,501"	X				"926,501"

		TOTAL	"2,004,893"

FORM 13 F
FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:  41
"Form 13F Information Table Value Total:  2,004,893"
List of Other Included Managers:  None